Mercer Emerging Markets Equity Fund
Mercer Emerging Markets Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Mercer Emerging Markets Equity Fund	Adviser Class	Class I	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mercer Emerging Markets Equity Fund		Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees	[1]	0.79%	0.79%	0.79%	0.79%
Distribution (12b-1) Fees		0.25%	none	none	none
Non-Distribution Shareholder Administrative Services Fees		0.25%	0.25%	0.15%	none
Other Expenses	[2]	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		1.42%	1.17%	1.07%	0.92%
Less Fee Waivers	[1]	(0.38%)	(0.38%)	(0.38%)	(0.38%)
Net Annual Fund Operating Expenses		1.04%	0.79%	0.69%	0.54%
[1]	Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) (the "Advisor") has contractually agreed, until at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Fund's subadvisors. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund's Board of Trustees. The fees waived by the Advisor pursuant to this agreement are not subject to reimbursement by the Fund to the Advisor. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this Prospectus.
[2]	"Other Expenses" include custodial, legal, audit, transfer agent and Trustees' fees and expenses. The "Other Expenses" shown for Adviser Class, Class I and Class Y-2 are based on estimated amounts for the Fund's current fiscal year, as the Adviser Class, Class I and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.

Example

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the period through July 31, 2020).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Mercer Emerging Markets Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Adviser Class	106	412	740	1,669
Class I	81	334	607	1,387
Class Y-2	70	303	553	1,271
Class Y-3	55	255	472	1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings, in equity securities (such as dividend-paying securities, common stock and preferred stock) of companies that are located in emerging markets, other investments that are tied economically to emerging markets, as well as in American, European and Global Depositary Receipts and other depositary receipts (“Depositary Receipts”). (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) The Fund invests in large, medium and small capitalization companies. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. The Fund’s portfolio securities are denominated primarily in foreign currencies and are typically held outside the U.S.

Stock index futures and various types of swaps may be used to implement the country selection component of the Fund’s investment strategy. Currency forwards may be used to make stock-selection and country allocation decisions independently of the underlying currency. The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, swaps, and currency forwards to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Certain subadvisors may employ a systematic and quantitative investment process in seeking to achieve the Fund’s investment objective, which may lead to higher than expected portfolio turnover for the Fund.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index. In determining if a security is economically tied to an emerging market country the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. The Fund’s subadvisors may determine a security is economically tied to an emerging market country based on other factors, such as an issuer’s country of domicile, where the majority of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to emerging market countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indices of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to an emerging market country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is economically tied to an emerging market country as described above.

In addition, the Fund may invest its assets in equity securities of companies that are located in “frontier markets” countries and other investments that are tied economically to “frontier markets” countries. “Frontier markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. “Frontier market” countries include all countries represented by the MSCI Frontier Markets Index. The securities of frontier market companies tend to be smaller in total market capitalization.

Principal Risk Factors

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in the order of magnitude. Loss of money is a risk of investing in the Fund.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region.

Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Foreign securities may be subject to foreign taxes. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, and social conditions in those countries.

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of trade sanctions.

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the values of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Foreign companies with large capitalizations may be relatively small by U.S. standards and may be subject to risks that are similar to the risks that may affect small and medium capitalization U.S. companies. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

Value Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Value stocks represent companies that tend to have lower than average price to earnings ratios and are therefore cheaper than average relative to the companies’ earnings. These companies may have relatively weak balance sheets and, during economic downturns, these companies may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations. A particular value stock may not increase in price, as anticipated by a subadvisor, if other investors fail to recognize the stock’s value or the catalyst that the subadvisor believes will increase the price of the stock does not affect the price of the stock in the manner or to the degree that the subadvisor anticipates. Also, cyclical stocks tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also tend to lose value more quickly in economic downturns. The stocks of companies that a subadvisor believes are undervalued compared to their intrinsic value can continue to be undervalued for long periods of time, may not realize their expected value, and can be volatile.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Large Capitalization Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Crowding/Convergence Risk. To the extent that a quantitative-focused subadvisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

Leverage Risk. If a Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadvisor uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadvisor. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Model and Data Risk. Quantitative models (both proprietary models developed by a quantitative-focused subadvisor, and those supplied by third parties) and information and data supplied by third parties can be incorrect, misleading or incomplete, and any decisions made in reliance thereon can expose the Fund to potential risks of loss. In addition, the use of predictive models can also expose the Fund to potential risks of loss. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

Obsolescence Risk. The Fund is unlikely to be successful unless the assumptions made by quantitative-focused subadvisors in their underlying models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and a quantitative-focused subadvisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result.

Involuntary Disclosure Risk. The models and proprietary research of a quantitative subadvisor are largely protected by the subadvisor through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, aggressive position-level public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer a subadvisor’s models and data, and thereby impair the relative or absolute performance of the Fund.

Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).

Frontier Markets Investments Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investments objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes or increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadvisor may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadvisor uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadvisor. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Programming and Modeling Error Risk. Because of the complexity of quantitative-focused investment strategy programming and modeling, there is a risk that the finished model may contain an error; one or more of such errors could adversely affect the Fund’s performance.

The Fund is not intended to serve as a complete investment program.

Performance of the Fund

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, the MSCI Emerging Markets Index.

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class, Class I or Class Y-2 shares because these share classes had not been offered as of the last calendar year end. Performance information for theses share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the Fund’s portfolio during previous periods. Copper Rock Capital Partners LLC assumed responsibility for managing a portion of the Fund’s portfolio on June 21, 2016. Dimensional Fund Advisors LP assumed responsibility for managing a portion of the Fund’s portfolio on March 15, 2018. Mondrian Investment Partners Limited assumed responsibility for managing a portion of the Fund’s portfolio on June 21, 2016. Parametric Portfolio Associates LLC assumed responsibility for managing a portion of the Fund’s portfolio on February 25, 2015. William Blair Investment Management, LLC assumed responsibility for managing a portion of the Fund’s portfolio on June 21, 2016. Origin Asset Management LLP assumed responsibility for managing a portion of the Fund’s portfolio on July 1, 2019.

(2013 was Class Y-3’s first full calendar year of operation)

The Fund’s calendar year-to-date return as of June 30, 2019 was 10.91%.

The Fund’s highest return for a quarter during the period shown above was 11.66%, for the quarter ended March 31, 2017.

The Fund’s lowest return for a quarter during the period shown above was -16.65%, for the quarter ended September 30, 2015.

Average Annual Total Returns For the Periods Ended December 31, 2018
Average Annual Returns - Mercer Emerging Markets Equity Fund	1 Year		5 Years		Since Inception		Inception Date
Class Y-3	(16.86%)		0.61%		0.96%		May 01, 2012
After Taxes on Distributions | Class Y-3	(19.95%)		(0.43%)		0.05%
After Taxes on Distributions and Sale of Fund Shares | Class Y-3	(8.18%)		0.47%		0.71%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes)	(14.58%)	[1]	1.65%	[1]	1.56%	[1]	May 01, 2012
[1]	The MSCI Emerging Markets Index measures the performance of equity securities in global emerging markets. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.